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Janus Henderson Global Research Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Henderson Global Research Fund
INVESTMENT OBJECTIVE
Janus Henderson Global Research Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 148 of the Fund’s Prospectus and in the “Purchases” section on page 85 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Janus Henderson Global Research Fund - Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Janus Henderson Global Research Fund - Class A, C, S, I, N, R, T Shares		Class A	Class C	Class S	Class I	Class N	Class R	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class N	Class R	Class T
Management Fees	[1]	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none	0.50%	none
Other Expenses		0.43%	0.18%	0.29%	0.10%	0.04%	0.33%	0.29%
Total Annual Fund Operating Expenses		1.32%	1.82%	1.18%	0.74%	0.68%	1.47%	0.93%
[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example - Janus Henderson Global Research Fund - Class A, C, S, I, N, R, T Shares - USD ($)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	702	969	1,257	2,074
Class C Shares	Class C Shares	285	573	985	2,137
Class S Shares	Class S Shares	120	375	649	1,432
Class I Shares	Class I Shares	76	237	411	918
Class N Shares	Class N Shares	69	218	379	847
Class R Shares	Class R Shares	150	465	803	1,757
Class T Shares	Class T Shares	95	296	515	1,143

If Shares are not redeemed:
Expense Example, No Redemption - Janus Henderson Global Research Fund - Class A, C, S, I, N, R, T Shares - USD ($)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	702	969	1,257	2,074
Class C Shares	Class C Shares	185	573	985	2,137
Class S Shares	Class S Shares	120	375	649	1,432
Class I Shares	Class I Shares	76	237	411	918
Class N Shares	Class N Shares	69	218	379	847
Class R Shares	Class R Shares	150	465	803	1,757
Class T Shares	Class T Shares	95	296	515	1,143

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. Because the Fund’s investments in foreign securities are partially based on the composition of the Fund’s benchmark index, the MSCI World IndexSM, the Fund’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the benchmark index. The Fund may also invest in foreign equity securities.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Research Carmel Wellso (the “Research Team”), select investments for the Fund that represent the Research Team’s high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Stocks considered to be attractive may have all or some of the following characteristics: (i) good and preferably growing free cash flow, (ii) strong and defensible market position, (iii) healthy risk/return profile, (iv) exemplary governance, and (v) attractive valuation. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Ms. Wellso oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, forward currency contracts, and swaps. The Fund may use derivatives to manage the Fund’s equity exposure, to offset risks associated with an investment, currency exposure, or market conditions, to hedge currency exposure relative to the Fund’s benchmark index, and to gain access to markets where direct investment may be restricted or unavailable. The Fund may also hold derivatives, such as warrants, in connection with corporate actions.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. Some of the risks of investing directly in foreign securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, but such investments also involve other risks, as noted in the Fund’s Summary Prospectus. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk.  The risks of foreign investing are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in emerging market securities may be reduced when the Fund invests indirectly in such securities through various other investment vehicles including derivatives, as noted in the Fund’s Summary Prospectus, but such investments also involve other risks. As of September 30, 2019, approximately 5.4% of the Fund’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets IndexSM).

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Growth Securities Risk.  The Fund invests in companies that the investment personnel believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Mid-Sized Companies Risk.  The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Derivatives Risk.  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. The Fund may use derivatives for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the investment personnel or if the cost of the derivative outweighs the benefit of the hedge.

Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009. Class R Shares of the Fund commenced operations on March 15, 2013. Class N Shares of the Fund commenced operations on August 4, 2017.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to August 4, 2017, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class R Shares for periods prior to March 15, 2013, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class R Shares, without the effect of any fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, Class R Shares of the Fund had been available during periods prior to March 15, 2013, or Class N Shares of the Fund had been available during periods prior to August 4, 2017, the performance shown for each respective share class may have been different. The performance shown for the periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: 3rd Quarter 2010 16.68% Worst Quarter: 3rd Quarter 2011 – 18.51%
Average Annual Total Returns (periods ended 12/31/19)
Average Annual Total Returns - Janus Henderson Global Research Fund - Class A, C, S, I, N, R, T Shares	Average Annual Return, Column Name	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Shares | Return Before Taxes	Class T Shares	Return Before Taxes		28.78%	8.62%	10.12%	9.20%	Feb. 25, 2005
Class T Shares | Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		27.35%	7.93%	9.71%	8.67%	Feb. 25, 2005
Class T Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares		18.01%	6.71%	8.31%	7.61%	Feb. 25, 2005
Class A Shares | Return Before Taxes	Class A Shares	Return Before Taxes	[1]	21.14%	7.13%	9.32%	8.66%	Feb. 25, 2005
Class C Shares | Return Before Taxes	Class C Shares	Return Before Taxes	[2]	26.68%	7.68%	9.16%	8.28%	Feb. 25, 2005
Class S Shares | Return Before Taxes	Class S Shares	Return Before Taxes		28.47%	8.34%	9.83%	8.91%	Feb. 25, 2005
Class I Shares | Return Before Taxes	Class I Shares	Return Before Taxes		29.01%	8.80%	10.29%	9.32%	Feb. 25, 2005
Class N Shares | Return Before Taxes	Class N Shares	Return Before Taxes		29.09%	8.74%	10.18%	9.24%	Feb. 25, 2005
Class R Shares | Return Before Taxes	Class R Shares	Return Before Taxes		28.07%	8.05%	9.59%	8.70%	Feb. 25, 2005
MSCI World Index℠ (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		MSCI World Index℠		27.67%	8.74%	9.47%	6.93%	Feb. 25, 2005
MSCI All Country World Index℠ (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		MSCI All Country World Index℠		26.60%	8.41%	8.79%	6.84%	Feb. 25, 2005
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

The Fund’s primary benchmark index is the MSCI World Index. The Fund also compares its performance to the MSCI All Country World Index. The MSCI World Index is used to calculate the Fund’s performance fee adjustment. The indices are described below.
  The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
  The MSCI All Country World Index is an unmanaged, free float-adjusted, market capitalization-weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.
After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.